Business Combination - Additional Information (Details) ¥ in Thousands, $ in Thousands		12 Months Ended				19 Months Ended
	Jan. 27, 2016	Aug. 31, 2017 CNY (¥) TrainingInstitute	Aug. 31, 2017 USD ($) TrainingInstitute	Aug. 31, 2016 CNY (¥)	Aug. 31, 2015 CNY (¥)	Aug. 31, 2017 CNY (¥) TrainingInstitute	Feb. 28, 2017	Feb. 08, 2017	Jan. 31, 2016
Business Acquisition [Line Items]
Business acquisition, date		Jan. 27, 2016	Jan. 27, 2016
Share based compensation				¥ 95,070
Revenue		¥ 1,328,367	$ 201,610	1,040,329	¥ 745,850
Net loss		¥ 172,050	$ 26,113	(36,374)	¥ (40,078)
Mr. He
Business Acquisition [Line Items]
Business combination, Consideration transferred, Equity interests issued	7.41%
Time Education Group
Business Acquisition [Line Items]
Business acquisition, date		Jan. 27, 2016	Jan. 27, 2016
Percentage of equity interest acquired	100.00%								100.00%
Number of training institutes | TrainingInstitute		15	15			15
Cash consideration on acquisition				54,600
Business combination, Consideration transferred, Equity interests issued	7.41%
Revenue						¥ 25,577
Net loss						¥ 8,464
Time Education Group | Mr. He
Business Acquisition [Line Items]
Equity interest in acquiree held prior to combination									56.00%
Business combination, Consideration transferred, Equity interests issued	7.41%
Share based compensation				¥ 95,070
Impetus
Business Acquisition [Line Items]
Percentage of equity interest acquired	100.00%						100.00%	100.00%
Impetus | Mr. He
Business Acquisition [Line Items]
Equity interest in acquiree held prior to combination	56.00%
Impetus | Greenergy
Business Acquisition [Line Items]
Equity interest in acquiree held prior to combination	30.00%
Impetus | Accurate Vision
Business Acquisition [Line Items]
Equity interest in acquiree held prior to combination	14.00%